Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies[Abstract]
Schedule of Future Minimum Payments Under Operating Leases

As of June 30, 2013, the Group had the following operating lease obligations falling due:

Amount
US$

July 1, 2013 - June 30, 2014	2,411,002
July 1, 2014 - June 30, 2015	1,996,130
July 1, 2015 - June 30, 2016	1,461,747
July 1, 2016 - June 30, 2017	100,126
July 1, 2017 and thereafter	150,189

Total	6,119,194

Schedule of Capital Lease Obligations

As of June 30, 2013, the Company is contractually committed to pay the following amounts:

Amount
US$
(Unaudited)
July 1, 2013 - June 30, 2014	3,627,428
July 1, 2014 - June 30, 2015	4,582,014
July 1, 2015 - June 30, 2016	4,582,014
July 1, 2016 - June 30, 2017	4,582,014
July 1, 2017 and thereafter	19,282,642

Total	36,656,112

Schedule of Commitments under Non-cancelable Management and Insurance Contracts

As of June 30, 2013, the Group also had outstanding commitments under non-cancelable management and insurance contracts related to the corporate aircraft as follows:

Amount
US$
(Unaudited)
July 1, 2013 - June 30, 2014	763,510
July 1, 2014 - June 30, 2015	254,503

Total	1,018,013

Schedule of Purchase Commitments

As of June 30, 2013, the Group had outstanding commitments with respect to non-cancelable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
Due within 1 year	145,723,296